Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2022, December 31, 2021, and December 31, 2020, along with the financial information required to be disclosed for each fiscal year:

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(3) (c)	Average Summary Compensation Table Total for non-PEO NEOs(2) (d)	Average Summary Compensation Actually Paid to non-PEO NEOS(2)(3) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $M) (h)	Compensation Adjusted ROAE (4) (i)
					Company Total Shareholder Return (f)	KBW Regional Banking Index Total Shareholder Return (g)
2022	$4,617,084	$4,215,324	$1,482,037	$1,343,374	$105.98	$106.02	$202.2	$11.75
2021	3,201,243	2,342,207	928,135	733,189	106.81	117.08	192.1	13.19
2020	2,939,173	3,641,663	1,260,013	1,454,331	103.18	87.90	161.2	10.65
(1) Kevin Riley served as our PEO in each of the years 2020, 2021 and 2022
(2) Our non-PEO NEOs in each of the years 2020, 2021, and 2022 are as follows:
•2020: Marcy D. Mutch (EVP & Chief Financial Officer), Jodi Delahunt Hubbell (EVP & Chief Operating Officer), Renee L. Newman (Former EVP & Chief Strategy Officer), Russell A. Lee (EVP & Chief Banking Officer)
•2021: Marcy D. Mutch (EVP & Chief Financial Officer), Jodi Delahunt Hubbell (EVP & Chief Operating Officer), Russell A. Lee (EVP & Chief Banking Officer), Kirk D. Jensen (EVP & General Counsel)
•2022: Marcy D. Mutch (EVP & Chief Financial Officer), Kirk D. Jensen (EVP & General Counsel), Karlyn Knieriem (EVP & Chief Risk Officer), Scott Erkonen (EVP & Chief Information Officer), Jodi Delahunt Hubbell (Former EVP & Chief Operating Officer), Russell A. Lee (Former EVP & Chief Banking Officer)
(3) Adjustments to total compensation in the Summary Compensation Table (“SCT”), reported in columns (b) and (d), to calculate CAP, reported in columns (c) and (e), by year include:
(4) Compensation Adjusted ROAE is a non-GAAP financial measure that is one of the most important financial performance measures used by our Compensation Committee to link compensation actually paid to our NEOs for their performance in 2022 to the Company’s performance during 2022 and is calculated as net income before income tax, plus or minus the below identified items of pre-tax revenue and expense deemed by S&P Capital IQ to be nonrecurring, divided by average common stockholders’ equity ($ in millions):
•2022: (i) net income of $202.2, plus provision for income tax of $54.9, plus acquisition related expense of $118.9, plus litigation accrual (recovery) of $1.8, minus net gain on early extinguishment of debt of $1.4, minus credit valuation discount recovery of $1.7; divided by (ii) average common stockholders’ equity of $3,189.5
•2021: (i) net income of $192.1, plus provision for income tax of $55.7, plus acquisition related expense of $11.6, plus litigation accrual (recovery) of $1.0; divided by (ii) average common stockholders’ equity of $1,974.1
•2020: (i) net income of $161.2, plus provision for income tax of $48.1, plus compensation related adjustments of $2.2; divided by (ii) average common stockholders’ equity of $1,985.2

	PEO			Average Other NEOs
	2020	2021	2022	2020	2021	2022
Summary Compensation Total	$2,939,173	$3,201,243	$4,617,084	$1,260,013	$928,135	$1,482,037
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(943,409)	(1,442,198)	(1,856,680)	(263,958)	(275,232)	(307,360)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,541,829	1,072,160	2,001,826	433,995	204,606	316,394
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	198,812	(629,879)	(521,348)	36,583	(150,406)	(60,385)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	9,020
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(94,742)	140,881	(25,559)	(12,301)	26,087	(4,022)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	(92,310)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—	—
Compensation Actually Paid	$3,641,663	$2,342,207	$4,215,324	$1,454,331	$733,189	$1,343,374
a.The methodologies used for determining the fair values shown in the table are materially consistent with those used to determine the fair values disclosed as of the grant date for each award.

Named Executive Officers, Footnote [Text Block]	Our non-PEO NEOs in each of the years 2020, 2021, and 2022 are as follows:
•2020: Marcy D. Mutch (EVP & Chief Financial Officer), Jodi Delahunt Hubbell (EVP & Chief Operating Officer), Renee L. Newman (Former EVP & Chief Strategy Officer), Russell A. Lee (EVP & Chief Banking Officer)
•2021: Marcy D. Mutch (EVP & Chief Financial Officer), Jodi Delahunt Hubbell (EVP & Chief Operating Officer), Russell A. Lee (EVP & Chief Banking Officer), Kirk D. Jensen (EVP & General Counsel)
•2022: Marcy D. Mutch (EVP & Chief Financial Officer), Kirk D. Jensen (EVP & General Counsel), Karlyn Knieriem (EVP & Chief Risk Officer), Scott Erkonen (EVP & Chief Information Officer), Jodi Delahunt Hubbell (Former EVP & Chief Operating Officer), Russell A. Lee (Former EVP & Chief Banking Officer)

PEO Total Compensation Amount	[1]	$ 4,617,084	$ 3,201,243	$ 2,939,173
PEO Actually Paid Compensation Amount	[1],[2]	4,215,324	2,342,207	3,641,663
Non-PEO NEO Average Total Compensation Amount	[3]	1,482,037	928,135	1,260,013
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 1,343,374	733,189	1,454,331
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Adjustments to total compensation in the Summary Compensation Table (“SCT”), reported in columns (b) and (d), to calculate CAP, reported in columns (c) and (e), by year include:
(4) Compensation Adjusted ROAE is a non-GAAP financial measure that is one of the most important financial performance measures used by our Compensation Committee to link compensation actually paid to our NEOs for their performance in 2022 to the Company’s performance during 2022 and is calculated as net income before income tax, plus or minus the below identified items of pre-tax revenue and expense deemed by S&P Capital IQ to be nonrecurring, divided by average common stockholders’ equity ($ in millions):
•2022: (i) net income of $202.2, plus provision for income tax of $54.9, plus acquisition related expense of $118.9, plus litigation accrual (recovery) of $1.8, minus net gain on early extinguishment of debt of $1.4, minus credit valuation discount recovery of $1.7; divided by (ii) average common stockholders’ equity of $3,189.5
•2021: (i) net income of $192.1, plus provision for income tax of $55.7, plus acquisition related expense of $11.6, plus litigation accrual (recovery) of $1.0; divided by (ii) average common stockholders’ equity of $1,974.1
•2020: (i) net income of $161.2, plus provision for income tax of $48.1, plus compensation related adjustments of $2.2; divided by (ii) average common stockholders’ equity of $1,985.2

	PEO			Average Other NEOs
	2020	2021	2022	2020	2021	2022
Summary Compensation Total	$2,939,173	$3,201,243	$4,617,084	$1,260,013	$928,135	$1,482,037
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(943,409)	(1,442,198)	(1,856,680)	(263,958)	(275,232)	(307,360)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,541,829	1,072,160	2,001,826	433,995	204,606	316,394
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	198,812	(629,879)	(521,348)	36,583	(150,406)	(60,385)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	9,020
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(94,742)	140,881	(25,559)	(12,301)	26,087	(4,022)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	(92,310)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—	—
Compensation Actually Paid	$3,641,663	$2,342,207	$4,215,324	$1,454,331	$733,189	$1,343,374
a.The methodologies used for determining the fair values shown in the table are materially consistent with those used to determine the fair values disclosed as of the grant date for each award.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]
In the Company’s assessment, the most important financial performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance were:

●	Total Shareholder Return
●	Compensation Adjusted Return on Average Common Stockholders’ Equity
●	Adjusted PPNR per Share
●	Adjusted Efficiency Ratio
●	Non-Performing Assets
●	Criticized Assets

Total Shareholder Return Amount		$ 105.98	106.81	103.18
Peer Group Total Shareholder Return Amount		106.02	117.08	87.90
Net Income (Loss)		$ 202,200,000	192,100,000	161,200,000
PEO Name		Kevin Riley
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Compensation Adjusted Return on Average Common Stockholders’ Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted PPNR per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Efficiency Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Non-Performing Assets
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Criticized Assets
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,856,680)	(1,442,198)	(943,409)
PEO [Member] | Fair Value at Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,001,826	1,072,160	1,541,829
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Year Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(521,348)	(629,879)	198,812
PEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(25,559)	140,881	(94,742)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(307,360)	(275,232)	(263,958)
Non-PEO NEO [Member] | Fair Value at Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		316,394	204,606	433,995
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Year Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(60,385)	(150,406)	36,583
Non-PEO NEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,020	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,022)	26,087	(12,301)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(92,310)	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	Kevin Riley served as our PEO in each of the years 2020, 2021 and 2022
[2]	Adjustments to total compensation in the Summary Compensation Table (“SCT”), reported in columns (b) and (d), to calculate CAP, reported in columns (c) and (e), by year include:
(4) Compensation Adjusted ROAE is a non-GAAP financial measure that is one of the most important financial performance measures used by our Compensation Committee to link compensation actually paid to our NEOs for their performance in 2022 to the Company’s performance during 2022 and is calculated as net income before income tax, plus or minus the below identified items of pre-tax revenue and expense deemed by S&P Capital IQ to be nonrecurring, divided by average common stockholders’ equity ($ in millions):
•2022: (i) net income of $202.2, plus provision for income tax of $54.9, plus acquisition related expense of $118.9, plus litigation accrual (recovery) of $1.8, minus net gain on early extinguishment of debt of $1.4, minus credit valuation discount recovery of $1.7; divided by (ii) average common stockholders’ equity of $3,189.5
•2021: (i) net income of $192.1, plus provision for income tax of $55.7, plus acquisition related expense of $11.6, plus litigation accrual (recovery) of $1.0; divided by (ii) average common stockholders’ equity of $1,974.1
•2020: (i) net income of $161.2, plus provision for income tax of $48.1, plus compensation related adjustments of $2.2; divided by (ii) average common stockholders’ equity of $1,985.2

	PEO			Average Other NEOs
	2020	2021	2022	2020	2021	2022
Summary Compensation Total	$2,939,173	$3,201,243	$4,617,084	$1,260,013	$928,135	$1,482,037
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(943,409)	(1,442,198)	(1,856,680)	(263,958)	(275,232)	(307,360)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,541,829	1,072,160	2,001,826	433,995	204,606	316,394
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	198,812	(629,879)	(521,348)	36,583	(150,406)	(60,385)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	9,020
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(94,742)	140,881	(25,559)	(12,301)	26,087	(4,022)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	(92,310)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—	—
Compensation Actually Paid	$3,641,663	$2,342,207	$4,215,324	$1,454,331	$733,189	$1,343,374
a.The methodologies used for determining the fair values shown in the table are materially consistent with those used to determine the fair values disclosed as of the grant date for each award.

[3]	Our non-PEO NEOs in each of the years 2020, 2021, and 2022 are as follows:
•2020: Marcy D. Mutch (EVP & Chief Financial Officer), Jodi Delahunt Hubbell (EVP & Chief Operating Officer), Renee L. Newman (Former EVP & Chief Strategy Officer), Russell A. Lee (EVP & Chief Banking Officer)
•2021: Marcy D. Mutch (EVP & Chief Financial Officer), Jodi Delahunt Hubbell (EVP & Chief Operating Officer), Russell A. Lee (EVP & Chief Banking Officer), Kirk D. Jensen (EVP & General Counsel)
•2022: Marcy D. Mutch (EVP & Chief Financial Officer), Kirk D. Jensen (EVP & General Counsel), Karlyn Knieriem (EVP & Chief Risk Officer), Scott Erkonen (EVP & Chief Information Officer), Jodi Delahunt Hubbell (Former EVP & Chief Operating Officer), Russell A. Lee (Former EVP & Chief Banking Officer)